Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

The Company evaluated all events and transactions that occurred after March 31, 2025 up through May 15, 2025, which is the date that these unaudited condensed consolidated financial statements are available to be issued, there were no other any material subsequent events that require disclosure in these unaudited condensed consolidated financial statements.

Note 14 – Subsequent Events

The Company evaluated all events and transactions that occurred after December 31, 2024 up through March 28, 2025, which is the date that these consolidated financial statements are available to be issued, there were no other any material subsequent events that require disclosure in these consolidated financial statements other than disclosed below.

On February 13, 2025, the Company announced the closing of its IPO of 3,000,000 shares of common stock, US$0.001 par value per stock share at an offering price of US$4.00 per stock share for a total of US$12,000,000 in gross proceeds. The Company raised total net proceeds of approximately US$10.6 million after deducting underwriting discounts and commissions and offering expenses.